Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Global Total Return Fund, Inc.
Entity Central Index Key	0000793159
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Global Total Return Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class A
Trading Symbol	GTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	9.10%	-2.71%	0.60%
Class A without sales charges	12.76%	-2.07%	0.94%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class C
Trading Symbol	PCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.95%	-2.81%	0.20%
Class C without sales charges	11.95%	-2.81%	0.20%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class Z
Trading Symbol	PZTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.22%	-1.83%	1.21%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R2
Trading Symbol	PGTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.64%	-2.26%	-0.28% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	-0.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R4
Trading Symbol	PGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.92%	-2.02%	-0.03% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	-0.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R6
Trading Symbol	PGTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall security selection and sector allocation both contributed to performance. Within sector allocation, overweights to emerging-markets high yield, non-agency commercial mortgage-backed securities (CMBS) AA-and-below, and AAA collateralized loan obligations (CLOs) contributed positively. For credit, security selection in banking, health care & pharmaceuticals, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning both detracted from performance, with positioning in developed-market rates detracting the most. Within sector allocation, positioning in sovereigns and an underweight in mortgage-backed securities (MBS) detracted from performance. Within credit, security selection in electric utilities and media & entertainment detracted.
■
The Fund used interest rate futures, options, and swaps as well as credit default swaps and foreign exchange forwards to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. Overall, the use of derivatives contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	13.28%	-1.73%	1.23%
Broad-Based Securities Market Index: Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,742,851,002
Holdings Count | Holdings	1,345
Advisory Fees Paid, Amount	$ 13,275,444
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,742,851,002
Number of fund holdings	1,345
Total advisory fees paid for the year	$ 13,275,444
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	20.0
AA	9.6
A	18.4
BBB	34.1
BB	9.1
B	2.6
CCC	1.3
Not Rated	2.8
Cash/Cash Equivalents	2.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (Usd Hedged) Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class A
Trading Symbol	PHEAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class A	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	8.60%	-0.61%	1.39% (12/12/2017)
Class A without sales charges	12.24%	0.04%	1.88% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,210,037
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 212,614
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (Usd Hedged) Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class C
Trading Symbol	PHECX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class C	$176	1.66%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	10.54%	-0.71%	1.12% (12/12/2017)
Class C without sales charges	11.54%	-0.71%	1.12% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,210,037
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 212,614
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (Usd Hedged) Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class Z
Trading Symbol	PHEZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class Z	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	12.66%	0.29%	2.13% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,210,037
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 212,614
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (Usd Hedged) Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class R6
Trading Symbol	PHEQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return USD Hedged Fund— Class R6	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global fixed income markets posted strong returns during the reporting period as spreads across investment grade corporates, high yield, securitized credit, and emerging markets tightened. Moderating inflation data and a cooling of the labor market set the table for the first interest rate cut by the US Federal Reserve (Fed) of this rate-cutting cycle, with US Treasury yields declining across the curve leading up to the Fed’s
0.50% rate cut in September.
■
Overall, security selection and sector allocation both contributed to the Fund’s performance. Within security allocation, overweights to emerging markets high yield, US investment grade corporates, and AAA collateralized loan obligations (CLOs) relative to the Bloomberg Global
Aggregate (USD Hedged) Index contributed the most. Within credit security selection, health care & pharmaceuticals, retailers & restaurants, and consumer non-cyclicals contributed to performance.
■
Duration and yield curve positioning detracted from performance, with positioning in developed-market rates detracting the most. On a sector level, an underweight to mortgage-backed securities (MBS) and positioning in sovereigns detracted from performance. Within credit, security selection in telecommunications, electric utilities, and media & entertainment detracted.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards to help manage duration positioning and yield curve exposure and/or hedge credit risk imposed by certain issuers, and to managed foreign currency exposure, which collectively contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.71%	0.37%	2.21% (12/12/2017)
Broad-Based Securities Market Index: Bloomberg Global Aggregate (USD Hedged) Index	9.92%	0.33%	1.72%

Since Inception returns are provided for the share class since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,210,037
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 212,614
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,210,037
Number of fund holdings	648
Total advisory fees paid for the year	$ 212,614
Portfolio turnover rate for the year	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	17.5
AA	6.9
A	19.7
BBB	34.8
BB	7.2
B	1.9
CCC	0.8
C	0.3
Not Rated	4.2
Cash/Cash Equivalents	6.7
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.